Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of intangible assets [text block] [Abstract]
Schedule of movement of intangible assets and that of their related accumulated amortization
				Contractual	Software and	Costs of	Land
		Trade-	Concession	relations	development	development	use	Other
	Goodwill	marks	rights	with clients	costs	of wells	rights	assets	Total
At January 1, 2019
Cost	170,346	106,185	885,915	100,337	22,565	464,847	13,288	55,131	1,818,614
Accumulated amortization and impairment	(77,058)	(45,386)	(401,833)	(74,371)	(18,573)	(325,626)	-	(7,717)	(950,564)
Net cost	93,288	60,799	484,082	25,966	3,992	139,221	13,288	47,414	868,050

Net initial cost	93,288	60,799	484,082	25,966	3,992	139,221	13,288	47,414	868,050
Additions	-	-	26,645	-	5,016	102,022	-	5,212	138,895
Capitalization of interest expenses	-	-	2,725	-	-	-	-	802	3,527
Transfers from assets under construction	-	-	-	-	672	-	-	(672)	-
Derecognition - net	(930)	(8,358)	-	(11,665)	(2,015)	-	-	(2,996)	(25,964)
Amortization	-	-	(50,102)	(3,682)	(7,529)	(43,552)	-	(2,634)	(107,499)
Impairment loss	(33,089)	-	(3,213)	-	-	-	(2,468)	-	(38,770)
Impairment reversal	-	20,676	-	-	-	-	-	-	20,676
Translations adjustments	(1,902)	(2,422)	(16,187)	(10,118)	21,251	(3,717)	-	8,407	(4,688)
Net final cost	57,367	70,695	443,950	501	21,387	193,974	10,820	55,533	854,227
At December 31, 2019
Cost	93,887	73,836	710,290	72,810	63,278	558,530	13,288	113,057	1,698,976
Accumulated amortization and impairment	(36,520)	(3,141)	(266,340)	(72,309)	(41,891)	(364,556)	(2,468)	(57,524)	(844,749)
Net cost	57,367	70,695	443,950	501	21,387	193,974	10,820	55,533	854,227

				Contractual	Software and	Costs of	Land
		Trade-	Concession	relations	development	development	use	Other
	Goodwill	marks	rights	with clients	costs	of wells	rights	assets	Total
At January 1, 2020
Cost	93,887	73,836	710,290	72,810	63,278	558,530	13,288	113,057	1,698,976
Accumulated amortization and impairment	(36,520)	(3,141)	(266,340)	(72,309)	(41,891)	(364,556)	(2,468)	(57,524)	(844,749)
Net cost	57,367	70,695	443,950	501	21,387	193,974	10,820	55,533	854,227

Net initial cost	57,367	70,695	443,950	501	21,387	193,974	10,820	55,533	854,227
Additions	-	-	4,412	-	1,526	37,994	-	6,473	50,405
Capitalization of interest expenses	-	-	-	-	-	-	-	1,105	1,105
Transfers from assets under construction	-	-	-	-	(64)	(25)	-	-	(89)
Derecognition - net	-	-	-	-	(492)	-	-	-	(492)
Amortization	-	-	(52,408)	-	(6,037)	(36,942)	-	(3,234)	(98,621)
Translations adjustments	1,579	7,810	-	22	201	-	-	-	9,612
Reclassifications	-	(84)	(24,157)	-	74	-	-	10	(24,157)
Net final cost	58,946	78,421	371,797	523	16,595	195,001	10,820	59,887	791,990
At December 31, 2020
Cost	95,466	81,562	690,545	77,542	63,871	596,499	13,288	120,645	1,739,418
Accumulated amortization and impairment	(36,520)	(3,141)	(318,748)	(77,019)	(47,276)	(401,498)	(2,468)	(60,758)	(947,428)
Net cost	58,946	78,421	371,797	523	16,595	195,001	10,820	59,887	791,990

				Contractual	Software and	Costs of	Land
		Trade-	Concession	relations	development	development	use	Other
	Goodwill	marks	rights	with clients	costs	of wells	rights	assets	Total
At January 1, 2021
Cost	95,466	81,562	690,545	77,542	63,871	596,499	13,288	120,645	1,739,418
Accumulated amortization and impairment	(36,520)	(3,141)	(318,748)	(77,019)	(47,276)	(401,498)	(2,468)	(60,758)	(947,428)
Net cost	58,946	78,421	371,797	523	16,595	195,001	10,820	59,887	791,990

Net initial cost	58,946	78,421	371,797	523	16,595	195,001	10,820	59,887	791,990
Additions	-	-	6,185	-	10,312	45,518	-	5,726	67,741
Capitalization of interest expenses	-	-	-	-	-	-	-	609	609
Derecognition - net	-	-	(862)	-	(1,825)	(2)	-	-	(2,689)
Amortization	-	-	(54,304)	-	(7,269)	(40,501)	-	(4,438)	(106,512)
Subsidiary deconsolidation	-	-	-	-	(751)	-	-	-	(751)
Translations adjustments	(1,866)	(4,984)	-	(26)	(121)	-	-	-	(6,997)
Net final cost	57,080	73,437	322,816	497	16,941	200,016	10,820	61,784	743,391
At December 31, 2021
Cost	93,600	76,578	694,809	74,155	45,239	328,907	13,288	126,980	1,453,556
Accumulated amortization and impairment	(36,520)	(3,141)	(371,993)	(73,658)	(28,298)	(128,891)	(2,468)	(65,196)	(710,165)
Net cost	57,080	73,437	322,816	497	16,941	200,016	10,820	61,784	743,391

Schedule of goodwill allocated to cash-generating units
	2019	2020	2021
Engineering and construction	36,632	38,211	36,345
Electromechanical	20,735	20,735	20,735
	57,367	58,946	57,080

Schedule of major assumptions used by the group in determining the fair value less cost of disposal
	Engineering
	and	Electro-
	construction	mechanical
	%	%
2019
Gross margin	12.43%	8.86%
Terminal growth rate	3.00%	2.00%
Discount rate	11.83%	11.40%

2020
Gross margin	12.50%	9.36%
Terminal growth rate	3.00%	2.00%
Discount rate	11.06%	11.77%

2021
Gross margin	11.10%	9.04%
Terminal growth rate	3.30%	-
Discount rate	11.97%	13.28%

	Engineering
	and construction
	Morelco	Vial y Vives - DSD
	%	%
2019
Average revenue growth rate	5.70%	19.58%
Terminal growth rate	3.00%	2.00%
Discount rate	11.83%	14.12%

2020
Average revenue growth rate	7.60%	5.00%
Terminal growth rate	3.00%	2.10%
Discount rate	11.06%	13.16%

2021
Average revenue growth rate	23.16%	5.00%
Terminal growth rate	3.30%	3.00%
Discount rate	11.97%	17.60%

Schedule of detailed information about concessions
	2020	2021

EPC Contract	54,506	46,719
Construction of the second tranch of the “Ancon-Huacho-Pativilca” highway	3,406	2,919
Road improvement	12,922	11,795
Implementation for road safety	9,034	10,179
Work capitalization of second roadway	280,326	240,279
Disbursements for land adquisition	4,510	4,883
Other intangible assets contracted for the delivery process	5,026	5,118
Total Red Vial 5 S.A.	369,730	321,892
Other concessions	2,067	924
	371,797	322,816

Schedule of amortization of intangibles
	2019	2020	2021
Cost of sales and services (Note 26)	99,589	93,135	101,578
Administrative expenses (Note 26)	5,689	4,138	3,642
(+) Amortization discontinued operations	2,221	1,348	1,292
	107,499	98,621	106,512